CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Previously Reported	Adjustment	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Adjustment
Beginning Balance (in shares) at Dec. 31, 2020				65,742,883	45,156,145	20,586,738
Beginning Balance at Dec. 31, 2020	$ 1,169	$ 1,169		$ 7	$ 1	$ 6	$ 66,667	$ 66,673	$ (6)	$ (65,505)	$ (65,505)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)				29,118
Exercise of stock options	1						1
Stock-based compensation	1,000						1,000
Contribution from Amprius Holdings related to stock-based compensation	1,473						1,473
Net loss	(9,896)									(9,896)
Capital contribution from Amprius Holdings	20,111						20,111
Ending Balance at Dec. 31, 2021	$ 13,858	13,858	$ (154)	$ 7	$ 1	$ 6	89,252	89,258	(6)	(75,401)	(75,401)	$ (154)
Ending Balance (in shares) at Dec. 31, 2021	65,772,001			65,772,001	45,176,145	20,595,856
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)				4,549
Exercise of stock options	$ 8						8
Capital contributions from Amprius Holdings	247						247
Stock-based compensation	350						350
Contribution from Amprius Holdings related to stock-based compensation	106						106
Net loss	(2,878)									(2,878)
Ending Balance at Mar. 31, 2022	$ 11,537			$ 7			89,963			(78,433)
Ending Balance (in shares) at Mar. 31, 2022				65,776,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate201602Member
Beginning Balance (in shares) at Dec. 31, 2021	65,772,001			65,772,001	45,176,145	20,595,856
Beginning Balance at Dec. 31, 2021	$ 13,858	$ 13,858	$ (154)	$ 7	$ 1	$ 6	89,252	$ 89,258	$ (6)	(75,401)	$ (75,401)	$ (154)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with a stock purchase agreement, net of issuance cost (in shares)				84,793
Exercise of stock options (in shares)				146,566
Exercise of stock options	44						44
Stock-based compensation	2,329						2,329
Contribution from Amprius Holdings related to stock-based compensation	380						380
Net loss	(17,332)									(17,332)
Cumulative effect adjustment from adoption of ASC 842	(154)									(154)
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs	70,938			$ 1			70,937
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs, (in shares)				18,392,366
Capital contribution from Amprius Holdings	505						505
Exercise of stock warrants	2,465						2,465
Exercise of stock warrants (in shares)				214,388
Ending Balance at Dec. 31, 2022	$ 73,033			$ 8			165,912			(92,887)
Ending Balance (in shares) at Dec. 31, 2022	84,610,114			84,610,114
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with a stock purchase agreement, net of issuance cost (in shares)				331,351
Issuance of common stock in connection with a stock purchase agreement	$ 2,376						2,376
Exercise of stock options (in shares)				30,000
Exercise of stock options	2						2
Stock-based compensation	723						723
Contribution from Amprius Holdings related to stock-based compensation	3						3
Net loss	(9,102)									(9,102)
Ending Balance at Mar. 31, 2023	$ 67,035			$ 8			$ 169,016			$ (101,989)
Ending Balance (in shares) at Mar. 31, 2023	84,971,465			84,971,465